Financial Instruments	12 Months Ended
Sep. 27, 2013
Fair Value Disclosures [Abstract]
Financial Instruments

4. FINANCIAL INSTRUMENTS

Financial liabilities measured at fair value on a recurring basis consist of the following (in thousands):

	September 27, 2013
	Fair Value	Active Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Warrant liability	$11,873	$—	$—	$11,873

	September 28, 2012
	Fair Value	Active Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Contingent consideration	$6,580	$—	$—	$6,580

Warrant liability	$7,561	$—	$—	$7,561

The changes in financial liabilities with inputs classified within Level 3 of the fair value hierarchy consist of the following (in thousands):

	Fiscal Year 2013
	September 28, 2012	Net Realized/Unrealized Losses (Gains) Included in Earnings	Purchases and Issuances	Sales and Settlements	Transfers in and/or (out) of Level 3	September 27, 2013
Contingent consideration	$6,580	$(577)	$—	$(6,003)	$—	$—

Warrant liability	$7,561	$4,312	$—	$—	$—	$11,873

	Fiscal Year 2012
	September 30, 2011	Net Realized/Unrealized Losses (Gains) Included in Earnings	Purchases and Issuances	Sales and Settlements	Transfers in and/or (out) of Level 3	September 28, 2012
Contingent consideration	$25,502	$(3,922)	$—	$(15,000)	$—	$6,580

Warrant liability	$10,736	$(3,175)	$—	$—	$—	$7,561

Class B conversion liability	$81,378	$44,119	$—	$(125,497)	$—	$—

	Fiscal Year 2011
	October 2, 2010	Net Realized/Unrealized Losses (Gains) Included in Earnings	Purchases and Issuances	Sales and Settlements	Transfers in and/or (out) of Level 3	September 30, 2011
Contingent consideration	$29,300	$210	$4,817	$(8,825)	$—	$25,502

Warrant liability	$—	$5,080	$5,656	$—	$—	$10,736

Class B conversion liability	$—	$39,737	$41,641	$—	$—	$81,378

The fair values of the contingent consideration liabilities were estimated based upon a risk-adjusted present value of the probability-weighted expected payments by the Company. Specifically, the Company considered base, upside and downside scenarios for the operating metrics upon which the contingent payments are to be based. Probabilities were assigned to each scenario and the probability-weighted payments were discounted to present value using risk-adjusted discount rates.

For periods prior to March 2012, the fair value of the common stock warrants was estimated based upon a present value of the probability-weighted expected investment returns to the holders. The Company weighted various scenarios of possible investment returns to the holders over the terms of the contracts, such as upon a sale of the Company and upon an initial public offering of its common stock, using a range of potential outcomes. Using the scenarios developed, management considered the likely timing and method of exercise of the warrants and investment returns to the holders. Where a settlement was considered likely in the near term, the probable settlement amounts were weighted. Where the time to exercise was expected to be longer, a Black-Scholes option pricing model was used to estimate the fair value of the warrants, giving consideration to remaining contractual life, expected volatility and risk free rates. The probability-weighted expected settlement of the warrant was discounted to the present using a risk adjusted discount rate. As of September 27, 2013 and September 28, 2012, the fair value of the common stock warrants has been estimated using a Black-Scholes option pricing model giving consideration to the quoted market price of the common stock on that date, an expected lives of 7.2 years and 8.2 years, expected volatility of 43.5% and 42.9% and risk free rates of 2.02% and 1.4%, respectively. The change in approach to estimation results from the Company’s IPO in March 2012 and the availability of a quoted market price for the common stock underlying the warrants.

The fair values of the Class B conversion liabilities were estimated based upon a consideration of the estimated fair value of the underlying common stock into which the Class B is convertible, and the expected preferential payments pursuant to the terms of the securities. The Company estimated the fair value of the common stock by using the same probability-weighted scenarios in estimating the fair value of the warrants. For each potential scenario, the value to the Class B was estimated relative to the existing preferences. The amount in excess of the liquidation preferences, if any, was then probability-weighted and discounted to the present using a risk adjusted discount rate. The Class B conversion liabilities were settled upon the closing of the Company’s IPO in March 2012.

These estimates include significant judgments and actual results could materially differ and have a material impact upon the values of the recorded liabilities. Any changes in the estimated fair values of the liabilities in the future will be reflected in the Company’s earnings and such changes could be material.